UNITED STATES SECURITIES AND
EXCHANGE COMMISSION Washington,
D.C. 20549

FORM ABS-15G ASSET-BACKED
SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES
EXCHANGE ACT OF 1934

Check the appropriate box to indicate

the filing obligation to which this form is intended to satisfy:

__X_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

      __01/01/2009_______ to ___12/31/2011______

Date of Report (Date of earliest event reported) No event reported

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: _0001542163________

__Harry R.  Brown, 803-612-5069

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ] SEC XXXX (3-11)


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

South Carolina Student Loan Corp. (Securitizer)

Date February 14, 2012

Harry R. Brown
Harry R. Brown
Chief Financial Officer